Vessels and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Vessels & equipment - Activity
Vessels and equipment, beginning balance			$ 2,130,423	$ 2,003,341	$ 2,003,341
Additions					118,063
Drydock costs			(69)		14,750
Disposals					(5,731)
Vessels and equipment, ending balance	$ 2,130,354		2,130,354		2,130,423
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance			(363,343)	(280,318)	(280,318)
Accumulated depreciation, disposals					5,731
Depreciation for the period	(22,429)	$ (22,332)	(44,860)	(43,906)	(88,756)
Accumulated depreciation, ending balance	(408,203)		(408,203)		(363,343)
Net Vessels - Activity
Net vessel, beginning balance			1,767,080	1,723,023	1,723,023
Additions					118,063
Drydock costs			(69)		14,750
Depreciation for the period	(22,429)	$ (22,332)	(44,860)	$ (43,906)	(88,756)
Net vessel, ending balance	$ 1,722,151		$ 1,722,151		$ 1,767,080